SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2014
Furniture and equipment [Member]
Esitmated useful lives	7 years
Software [Member]
Esitmated useful lives	3 years
Computer equipment [Member]
Esitmated useful lives	5 years
Leasehold improvements [Member]
Esitmated useful lives	15 years